SCUDDER
                                                                     INVESTMENTS



Supplement to the currently effective prospectus of each of the listed funds:

Scudder Aggressive Growth Fund

Scudder Cash Reserves Fund

Scudder Development Fund

Scudder U.S. Treasury Money Fund

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Deutsche Investment Management Americas Inc. (the "Advisor"), the investment advisor for the above listed funds, is proposing the following fund mergers as part of the Advisor's initiative to restructure and streamline the family of Scudder funds. In the chart below, the Acquired Funds on the left would be merging into the Acquiring Funds on the right.

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Acquired Funds                           Acquiring Funds
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Scudder Aggressive Growth Fund           Scudder Mid Cap Growth Fund
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Scudder Cash Reserves Fund               Scudder Cash Investment Trust
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Scudder Development Fund                 Scudder Mid Cap Growth Fund
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Scudder U.S. Treasury Money Fund         Treasury Money Fund Institutional
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Completion of each merger is subject to a number of conditions, including final approval by each participating Fund's Board and approval by shareholders of the Acquired Fund at a shareholder meeting expected to be held within approximately the next five months. Prior to the shareholder meeting, shareholders of each Acquired Fund will receive: (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger; (ii) a proxy card(s) with which shareholders may vote on the proposed merger; and (iii) a Prospectus for the applicable Acquiring Fund.






               Please Retain This Supplement for Future Reference


May 2, 2005
SMF-3655